Financial Highlights	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Financial Highlights [Abstract]
Financial Highlights

6. FINANCIAL HIGHLIGHTS

Per unit operating performance for Series 1, Series 2, Series 3, Series 4 Units and Series 5 is calculated based on Unitholders’ Trust capital for each Series taken as a whole utilizing the beginning and ending net asset value per unit and weighted average number of Units during the period. Weighted average number of Units for each Series is detailed below:

	Three months ended September 30,		Nine months ended September 30,		Date of first issuance
	2018	2017	2018	2017

Series 1	124,188.005	148,832.601	131,056.837	152,747.083	July 23, 2001
Series 2	-	6.797 (1)	-	6.797 (1)	April 1, 2010
Series 3	19,729.874	17,711.451	20,071.946	16,979.515	September 1, 2009
Series 4	3,559.334	3,263.301	3,538.831	3,223.825	November 1, 2010
Series 5	355.469	-	234.433	-	April 1, 2018

(1) Series 2 Units fully redeemed August 31, 2017.

7.  FINANCIAL HIGHLIGHTS

Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders’ trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,			Date of first issuance
	2017	2016	2015

Series 1	150,460.406	159,980.042	182,693.002	July 23, 2001
Series 2	6.797(1)	12.094	39.121	April 1, 2010
Series 3	17,465.839	14,762.240	14,145.541	September 1, 2009
Series 4	3,238.290	2,774.133	2,496.701	November 1, 2010

(1) For the eight months ended August 31, 2017, date of full redemption.

Ratios are calculated for each Series taken as a whole. Total return for Series 1 investors are presented for Unitholders charged 7% brokerage fee. An individual Unitholder’s per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder’s brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements.